Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Line Items]
Total inventories	$ 307,088	$ 311,425
Foods [Member]
Schedule of Inventories [Line Items]
Total inventories	173,700	159,379
Consumables [Member]
Schedule of Inventories [Line Items]
Total inventories	100,849	124,777
Beverage [Member]
Schedule of Inventories [Line Items]
Total inventories	$ 32,539	$ 27,269